SHARE-BASED COMPENSATION (Narrative) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions														1 Months Ended						12 Months Ended
	Apr. 19, 2017 $ / shares	Aug. 12, 2016 CNY (¥)	May 11, 2016 CNY (¥)	Apr. 15, 2016 $ / shares	Apr. 02, 2014 $ / shares	Jan. 08, 2013 $ / shares shares	Nov. 12, 2012 $ / shares	Nov. 19, 2011 Installment $ / shares shares	May 20, 2011 $ / shares	May 16, 2011 Installment $ / shares shares	Nov. 19, 2010 $ / shares shares	Jun. 02, 2009 Installment $ / shares shares	Oct. 05, 2008 Installment $ / shares shares	Mar. 01, 2017 $ / shares shares	Feb. 16, 2017 USD ($) $ / shares	Apr. 01, 2015 $ / shares shares	Jan. 31, 2013 $ / shares shares	Feb. 17, 2012 $ / shares shares	Jan. 18, 2012 $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Jan. 08, 2013 USD ($) $ / shares	Jun. 15, 2017 $ / shares	Feb. 16, 2017 ¥ / shares	Apr. 29, 2016 $ / shares	Apr. 14, 2014 $ / shares	Nov. 26, 2012 $ / shares	May 01, 2012 shares	Jun. 20, 2011 $ / shares	Nov. 23, 2010 $ / shares	Sep. 13, 2007 shares	Dec. 31, 2005 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation | $																				$ 1,025,000	$ 4,886,000	$ 118,000
Continuing Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation | $																				0	3,000	80,000
Discontinued Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation | $																				$ 389,000	$ 0	$ 0
2005 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized for grant																																	4,444,440
2008 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized for grant																																1,200,000
Scheme V [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expiration date													Oct. 04, 2018
Number of options granted													406,776
Option vesting on installment basis, number of installments | Installment													36
Scheme V [Member] | Options To Be Vested On First Anniversary of Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested													25.00%
Scheme V [Member] | Options To Be Vested On Installment Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested													75.00%
Scheme V [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares													$ 7.89
Scheme V [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares													$ 0.83
Scheme VI [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expiration date												Jun. 01, 2019
Number of options granted												357,548
Option vesting on installment basis, number of installments | Installment												36
Scheme VI [Member] | Options To Be Vested On First Anniversary of Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested												25.00%
Scheme VI [Member] | Options To Be Vested On Installment Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested												75.00%
Scheme VI [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares												$ 9.09
Scheme VI [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares												$ 2.03
2010 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized for grant											3,600,000
Scheme X [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expiration date										May 15, 2021
Number of options granted										1,600,000
Scheme X [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares										$ 4.90
Scheme X [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares										$ 0.01
Scheme X [Member] | Type I [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted										1,457,000
Option vesting on installment basis, number of installments | Installment										36
Scheme X [Member] | Type I [Member] | Options To Be Vested On Specific Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested										25.00%
Scheme X [Member] | Type I [Member] | Options To Be Vested On Installment Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested										75.00%
Scheme X [Member] | Type II [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted										143,000
Scheme XII [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expiration date								Nov. 18, 2021
Number of options granted								300,000
Option vesting on installment basis, number of installments | Installment								36
Scheme XII [Member] | Options To Be Vested On Specific Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested								25.00%
Scheme XII [Member] | Options To Be Vested On Installment Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested								75.00%
Scheme XII [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares								$ 4.34
Scheme XII [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares								$ 0.01
Scheme XIII [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expiration date						Jan. 07, 2023
Number of options granted						1,200,000
Share-based Compensation | $																							$ 36,000
Scheme XIII [Member] | Options To Be Vested On Specific Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested																							25.00%
Scheme XIII [Member] | Options To Be Vested On Installment Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested																							75.00%
Scheme XIII [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares						$ 1.18																	$ 1.18
Scheme XIII [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares						$ 0.01																	$ 0.01
2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized for grant																													1,200,000
CDTV Holding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reduction in per share exercise price of all Adjusted Options | $ / shares																								$ 1.5		$ 0.2	$ 0.5	$ 2.3		$ 0.56	$ 2.00
Special cash dividend declared, per share amount | $ / shares	$ 1.5			$ 0.2	$ 0.5		$ 2.3		$ 0.56		$ 2.00
Dividends record date											Dec. 23, 2010
Per share exercise price of all Adjusted Options after reduction | $ / shares									$ 0.01		$ 0.01
Number of options granted																				0	0	0
Aggregate intrinsic value of options outstanding | $																				$ 35,000
Aggregate intrinsic value of options exercisable | $																				35,000
Total intrinsic value of options exercised | $																				$ 1,627,000	$ 97,000	$ 1,250,000
Fair value of options vested | $																					$ 24,000	299,000
Number of options unvested																				0	0
CDTV Holding [Member] | Exercise price prior to reduction [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																				1,332,667
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense | $																				$ 636,000	$ 19,000	40,000
Unrecognized compensation expense related to unvested share options | $																				$ 171,000
Unrecognized compensation costs related to unvested share options, weighted-average recognition periods																				8 months 1 day
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		5.00%
Share-based Compensation | ¥		¥ 6.2
Capital injection from noncontrolling interest | ¥		¥ 8.4
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | 2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares																			$ 0.17
Option expiration date																			Jan. 17, 2022
Number of options granted																			551,000
Share option plan expiration term																			10 years
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | 2013 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares																	$ 0.16
Option expiration date																	Jan. 30, 2023
Number of options granted																	613,000
Share option plan expiration term																	10 years
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | 2015 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental cost for modification of stock incentive plan | $															$ 39
Option exercise price per share | $ / shares																$ 0.16
Option expiration date																Mar. 31, 2025
Number of options granted																542,000
Share option plan expiration term																10 years
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | 2015 Stock Incentive Plan [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period															48 months
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | 2015 Stock Incentive Plan [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period															24 months
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | 2017 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares														$ 1.35
Option expiration date														Feb. 28, 2027
Number of options granted														323,028
Share option plan expiration term														10 years
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Stock Incentive Plans 2012, 2013 and 2015 [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | (per share)															$ 0.15										¥ 1.00
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Stock Incentive Plans 2012, 2013 and 2015 [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | (per share)															$ 1.37										¥ 9.259
Beijing Joysee Technology Co., Ltd ("Joysee") [Member] | 2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares																		$ 0.17
Option expiration date																		Feb. 16, 2022
Number of options granted																		520,000
Reversed share based compensation expense | $																						$ 2,000
Beijing Joysee Technology Co., Ltd ("Joysee") [Member] | 2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option plan expiration term																		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																		4 years
Beijing Super TV Technology Co., Ltd ("Super TV") [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			9.91%
Share-based Compensation | ¥			¥ 25.8
Capital injection from noncontrolling interest | ¥			¥ 33.0
Beijing Super TV Technology Co., Ltd ("Super TV") [Member] | Discontinued Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation | $																				$ 389,000